UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:



Linda Fitzgerald              San Francisco CA              November 11, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

__ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            92

Form 13F Information Table Value Total:            623,233 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE               VALUE              SH/   PUT/  INV.     OTHER
                           OF      CUSIP       X 1000  SHARES     PRN   CALL  DISC.    MGR      VOTING AUTH
                           CLASS
                                                                                                SOLE       SHR  NONE

3PAR INC                   COM     88580F109   73      6,587       SH         SOLE              6,587
ABBOTT LABS                COM     002824100   4139    83,670      SH         SOLE              83,670
ACORDA THERAPEUTICS INC    COM     00484M106   4892    210,149     SH         SOLE              210,149
ALCON INC                  COM     H01301102   17975   129,622     SH         SOLE              129,622
AMERICAN MED SYS HLDGS INC COM     02744M108   6594    389,689     SH         SOLE              389,689
AMGEN INC                  COM     031162100   4881    81,043      SH         SOLE              81,043
AMYLIN PHARMACEUTICALS INC CNV     032346AF5   8796    11,250,000  PRN        SOLE              11,250,000
AMYLIN PHARMACEUTICALS INC COM     032346108   33239   2,428,001   SH         SOLE              2,428,001
ANALOG DEVICES INC         COM     032654105   2945    106,782     SH         SOLE              106,782
APPLE INC                  COM     037833100   14607   78,805      SH         SOLE              78,805
ASIAINFO HLDGS INC         COM     04518A104   234     11,735      SH         SOLE              11,735
ATHEROS COMMUNICATIONS INC COM     04743P108   1711    64,511      SH         SOLE              64,511
AUXILIUM PHARMACEUTICALS   COM     05334D107   11733   342,962     SH         SOLE              342,962
INC
BANK OF AMERICA            COM     060505104   11943   705,877     SH         SOLE              705,877
CORPORATION
BECTON DICKINSON & CO      COM     075887109   5491    78,717      SH         SOLE              78,717
BIOVAIL CORP               COM     09067J109   18660   1,209,325   SH         SOLE              1,209,325
BLACK & DECKER CORP        COM     091797100   736     15,896      SH         SOLE              15,896
BROOKDALE SR LIVING INC    COM     112463104   89      4,891       SH         SOLE              4,891
CANADIAN SOLAR INC         COM     136635109   345     20,050      SH         SOLE              20,050
CARDIOME PHARMA CORP       COM     14159U202   1111    256,524     SH         SOLE              256,524
CAREFUSION CORP            COM     14170T101   1917    87,936      SH         SOLE              87,936
CB RICHARD ELLIS GROUP INC COM     12497T101   18869   1,607,265   SH         SOLE              1,607,265
CELGENE CORP               COM     151020104   24757   442,876     SH         SOLE              442,876
CHINA BAK BATTERY INC      COM     16936Y100   308     62,145      SH         SOLE              62,145
CIGNA CORP                 COM     125509109   4916    175,016     SH         SOLE              175,016
COMPANHIA DE BEBIDAS DAS   COM     20441W203   8751    106,377     SH         SOLE              106,377
AME
CONCUR TECHNOLOGIES INC    COM     206708109   497     12,506      SH         SOLE              12,506
CVS CAREMARK CORPORATION   COM     126650100   23989   671,220     SH         SOLE              671,220
DAVITA INC                 COM     23918K108   5996    105,865     SH         SOLE              105,865
DISH NETWORK CORP          COM     25470M109   7222    374,980     SH         SOLE              374,980
DOLLAR TREE INC            COM     256746108   5823    119,624     SH         SOLE              119,624
EBAY INC                   COM     278642103   28053   1,188,702   SH         SOLE              1,188,702
ECLIPSYS CORP              COM     278856109   5362    277,815     SH         SOLE              277,815
EMULEX CORP                COM     292475209   673     654         SH   CALL  SOLE              654
ENER1 INC                  COM     29267A203   675     97,490      SH         SOLE              97,490
ENERGY CONVERSION DEVICES  COM     292659109   636     549         SH    PUT  SOLE              549
IN
ENERGY CONVERSION DEVICES  COM     292659109   477     41,151      SH         SOLE              41,151
IN
EXPEDITORS INTL WASH INC   COM     302130109   13194   375,353     SH         SOLE              375,353
EXPRESS SCRIPTS INC        COM     302182100   23097   297,723     SH         SOLE              297,723
GENWORTH FINL INC          COM     37247D106   1644    137,611     SH         SOLE              137,611
GOLDMAN SACHS GROUP INC    COM     38141G104   3033    16,454      SH         SOLE              16,454
GOOGLE INC                 COM     38259P508   42438   85,586      SH         SOLE              85,586
GTX INC DEL                COM     40052B108   109     8,513       SH         SOLE              8,513
HEARTWARE INTL INC         COM     422368100   2423    95,046      SH         SOLE              95,046
INTEVAC INC                COM     461148108   21      1,559       SH         SOLE              1,559
JPMORGAN CHASE & CO        COM     46625H100   25041   571,458     SH         SOLE              571,458
KANSAS CITY SOUTHERN       COM     485170302   2994    113,024     SH         SOLE              113,024
LAS VEGAS SANDS CORP       COM     517834107   10702   635,517     SH         SOLE              635,517
LIFEPOINT HOSPITALS INC    COM     53219L109   5763    212,987     SH         SOLE              212,987
LIFEPOINT HOSPITALS INC    CNV     53219LAG4   3233    3,719,138   PRN        SOLE              3,719,138
LONGTOP FINL TECHNOLOGIES  COM     54318P108   245     8,600       SH         SOLE              8,600
LT
MACYS INC                  COM     55616P104   15319   837,537     SH         SOLE              837,537
MASTERCARD INC             COM     57636Q104   6515    32,229      SH         SOLE              32,229
MEDICINES CO               COM     584688105   1918    174,214     SH         SOLE              174,214
MEDICIS PHARMACEUTICAL     COM     584690309   3032    142,037     SH         SOLE              142,037
CORP
MEDTRONIC INC              COM     585055106   5764    156,641     SH         SOLE              156,641
METTLER TOLEDO             COM     592688105   6875    75,887      SH         SOLE              75,887
INTERNATIONAL
NATIONAL SEMICONDUCTOR     COM     637640103   730     51,163      SH         SOLE              51,163
CORP
OCCIDENTAL PETE CORP DEL   COM     674599105   11430   145,788     SH         SOLE              145,788
ORACLE CORP                COM     68389X105   949     45,514      SH         SOLE              45,514
OREXIGEN THERAPEUTICS INC  COM     686164104   3274    332,347     SH         SOLE              332,347
PAR PHARMACEUTICAL COS INC COM     69888P106   5365    249,435     SH         SOLE              249,435
PAREXEL INTL CORP          COM     699462107   386     28,411      SH         SOLE              28,411
PERKINELMER INC            COM     714046109   1791    93,102      SH         SOLE              93,102
PFIZER INC                 COM     717081103   3839    231,937     SH         SOLE              231,937
PHILIP MORRIS INTL INC     COM     718172109   5994    122,972     SH         SOLE              122,972
PONIARD PHARMACEUTICALS    COM     732449301   1024    136,837     SH         SOLE              136,837
INC
PRECISION CASTPARTS CORP   COM     740189105   4150    40,742      SH         SOLE              40,742
ROCKWOOD HLDGS INC         COM     774415103   91      4,425       SH         SOLE              4,425
SALESFORCE COM INC         COM     79466L302   751     13,188      SH         SOLE              13,188
SANDISK CORP               COM     80004C101   935     431         SH   CALL  SOLE              431
SANDISK CORP               CNV     80004CAC5   5767    7,390,000   PRN        SOLE              7,390,000
SAVIENT PHARMACEUTICALS    COM     80517Q100   15818   1,040,669   SH         SOLE              1,040,669
INC
SEPRACOR INC               CNV     817315AW4   2118    2,131,000   PRN        SOLE              2,131,000
SL GREEN RLTY CORP         COM     78440X101   8366    190,791     SH         SOLE              190,791
SPREADTRUM COMMUNICATIONS  COM     849415203   258     56,368      SH         SOLE              56,368
IN
TERADYNE INC               COM     880770102   731     78,984      SH         SOLE              78,984
TEXTRON INC                COM     883203101   10757   566,766     SH         SOLE              566,766
THERMO FISHER SCIENTIFIC   COM     883556102   8212    188,041     SH         SOLE              188,041
INC
UNITEDHEALTH GROUP INC     COM     91324P102   1894    75,628      SH         SOLE              75,628
UNIVERSAL HLTH SVCS INC    COM     913903100   4511    72,845      SH         SOLE              72,845
UQM TECHNOLOGIES INC       COM     903213106   193     33,575      SH         SOLE              33,575
US BANCORP DEL             COM     902973304   2905    132,904     SH         SOLE              132,904
VIACOM INC NEW             COM     92553P201   6359    226,770     SH         SOLE              226,770
VIVUS INC                  COM     928551100   1283    123,107     SH         SOLE              123,107
VMWARE INC                 COM     928563402   495     12,324      SH         SOLE              12,324
WALGREEN CO                COM     931422109   2963    79,087      SH         SOLE              79,087
WATSON PHARMACEUTICALS INC COM     942683103   11692   319,093     SH         SOLE              319,093
WHITING PETE CORP NEW      COM     966387102   16672   289,539     SH         SOLE              289,539
WYETH                      COM     983024100   2963    60,984      SH         SOLE              60,984
WYNDHAM WORLDWIDE CORP     COM     98310W108   6275    384,507     SH         SOLE              384,507
ZIMMER HLDGS INC           COM     98956P102   9817    183,673     SH         SOLE              183,673
